RESTATEMENT (Schedule of Result of Disposal of Discontinued Operations) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of profit or loss
Administrative expenses	¥ (6,204)	¥ (4,519)	¥ (3,577)
Impairment loss on property, plant and equipment			(7,542)
Operating loss	(6,204)	(4,519)	(3,577)
Finance costs	(14)	(1)	(2)
Foreign exchange difference, net			(354)
Interest income	39	75	164
Loss before income tax	(6,179)	(4,445)	(3,769)
Income tax expense			(1,504)
Loss for the year from continuing operations	(6,179)	(4,445)	(5,273)
Loss for the year from discontinued operations	(23,817)	(18,591)	(36,176)
Consolidated statement of comprehensive income for the year:
Total other comprehensive income for the year, net of tax	1,296	(834)	410
Total comprehensive income for the year	¥ (28,700)	¥ (23,870)	¥ (41,039)
Loss per share attributable to ordinary equity holders of the Company: Basic and diluted loss per share:
- For loss from continuing operations (Presented in CNY per share)	¥ (0.25)	¥ (0.18)	¥ (0.21)
- For loss from discontinued operations (Presented in CNY per share)	(0.95)	(0.74)	(1.45)
Total	¥ (1.20)	¥ (0.92)	¥ (1.66)
The Group (as previously reported) [Member]
Consolidated statement of profit or loss
Revenue			¥ 18,342
Cost of sales			(31,936)
Gross profit			(13,594)
Selling expenses		¥ (23)	(31)
Administrative expenses		(15,014)	(20,163)
Losses arising from temporary suspension of production		(4,073)	(830)
Reversal of write down of inventories to net realizable value, net		1,744	5,474
Impairment loss on property, plant and equipment			(7,542)
Other operating income/ (expenses)		(3,182)	(3,424)
Operating loss		(20,548)	(40,110)
Finance costs		(331)	(444)
Foreign exchange difference, net			(354)
Interest income		194	1,056
Non-operating expenses, net		(2,351)	(93)
Loss before income tax			(39,945)
Income tax expense			(1,504)
Loss for the year from continuing operations		(23,036)	(41,449)
Loss for the year from discontinued operations
Consolidated statement of comprehensive income for the year:
Total other comprehensive income for the year, net of tax		(834)	410
Total comprehensive income for the year		¥ (23,870)	¥ (41,039)
Loss per share attributable to ordinary equity holders of the Company: Basic and diluted loss per share:
- For loss from continuing operations (Presented in CNY per share)		¥ (0.92)	¥ (1.66)
- For loss from discontinued operations (Presented in CNY per share)
Total		¥ (0.92)	¥ (1.66)
Adjustment in relation to disposal of Double Grow [Member]
Consolidated statement of profit or loss
Revenue
Cost of sales
Gross profit
Selling expenses
Administrative expenses		3,907	2,099
Losses arising from temporary suspension of production
Reversal of write down of inventories to net realizable value, net
Impairment loss on property, plant and equipment
Other operating income/ (expenses)		3,575	3,836
Operating loss		7,482	5,935
Finance costs		72	20
Foreign exchange difference, net
Interest income
Non-operating expenses, net		84	(13)
Loss before income tax			5,942
Income tax expense
Loss for the year from continuing operations		7,638	5,942
Loss for the year from discontinued operations		(7,638)	(5,942)
Consolidated statement of comprehensive income for the year:
Total other comprehensive income for the year, net of tax
Total comprehensive income for the year
Loss per share attributable to ordinary equity holders of the Company: Basic and diluted loss per share:
- For loss from continuing operations (Presented in CNY per share)		¥ 0.31	¥ 0.24
- For loss from discontinued operations (Presented in CNY per share)		(0.31)	(0.24)
Total
Adjustment in relation to disposal of Wuhu Feishang [Member]
Consolidated statement of profit or loss
Revenue			¥ (18,342)
Cost of sales			31,936
Gross profit			13,594
Selling expenses		¥ 23	31
Administrative expenses		6,588	14,487
Losses arising from temporary suspension of production		4,073	830
Reversal of write down of inventories to net realizable value, net		(1,744)	(5,474)
Impairment loss on property, plant and equipment			7,542
Other operating income/ (expenses)		(393)	(412)
Operating loss		8,547	30,598
Finance costs		258	422
Foreign exchange difference, net
Interest income		(119)	(892)
Non-operating expenses, net		2,267	106
Loss before income tax			30,234
Income tax expense
Loss for the year from continuing operations		10,953	30,234
Loss for the year from discontinued operations		(10,953)	(30,234)
Consolidated statement of comprehensive income for the year:
Total other comprehensive income for the year, net of tax
Total comprehensive income for the year
Loss per share attributable to ordinary equity holders of the Company: Basic and diluted loss per share:
- For loss from continuing operations (Presented in CNY per share)		¥ 0.43	¥ 1.21
- For loss from discontinued operations (Presented in CNY per share)		(0.43)	(1.21)
Total
The Group (as restated) [Member]
Consolidated statement of profit or loss
Revenue
Cost of sales
Gross profit
Selling expenses
Administrative expenses		(4,519)	(3,577)
Losses arising from temporary suspension of production
Reversal of write down of inventories to net realizable value, net
Impairment loss on property, plant and equipment
Other operating income/ (expenses)
Operating loss		(4,519)	(3,577)
Finance costs		(1)	(2)
Foreign exchange difference, net			(354)
Interest income		75	164
Non-operating expenses, net
Loss before income tax			(3,769)
Income tax expense			(1,504)
Loss for the year from continuing operations		(4,445)	(5,273)
Loss for the year from discontinued operations		(18,591)	(36,176)
Consolidated statement of comprehensive income for the year:
Total other comprehensive income for the year, net of tax		(834)	410
Total comprehensive income for the year		¥ (23,870)	¥ (41,039)
Loss per share attributable to ordinary equity holders of the Company: Basic and diluted loss per share:
- For loss from continuing operations (Presented in CNY per share)		¥ (0.18)	¥ (0.21)
- For loss from discontinued operations (Presented in CNY per share)		(0.74)	(1.45)
Total		¥ (0.92)	¥ (1.66)